Cash and Cash Equivalents (Tables)	12 Months Ended
Sep. 30, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	September 30, 2023	September 30, 2022
Cash on hand	63	180
Bank balances, including
- in U.S. dollars	58,950	109,678
- in Euro	259,259	165,618
- in other currencies	26,136	31,602
Cash and cash equivalents	344,408	307,078